Segment Information (Reconciliation Of Financial Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Segment Information [Line Items]
Net Interest Income	$ 273,234	$ 274,044	$ 273,491
Depreciation Expense	7,583	7,126	7,473
Other Expense	180,734	179,981	181,252
Income taxes	34,415	16,636	22,943
Assets	6,972,245	7,282,261	7,040,329
Deposits	4,465,114	5,095,420	5,188,052
Totals For Reportable Segments [Member]
Reconciliation Of Segment Information [Line Items]
Net Interest Income	263,360	265,148	261,741
Depreciation Expense	7,562	7,109	7,451
Other Expense	170,052	168,565	168,688
Income taxes	37,748	21,547	28,208
Assets	6,932,682	7,287,503	7,080,238
Deposits	4,611,678	5,256,125	5,359,013
Elimination Of Intersegment Items [Member]
Reconciliation Of Segment Information [Line Items]
Assets	(57,286)	(77,876)	(114,214)
Deposits	(146,564)	(160,705)	(170,961)
Parent Co. & GFSC Totals-Not Eliminated [Member]
Reconciliation Of Segment Information [Line Items]
Net Interest Income	9,874	8,896	11,750
Depreciation Expense	21	17	22
Other Expense	10,682	11,416	12,564
Income taxes	(3,333)	(4,911)	(5,265)
Assets	$ 96,849	$ 72,634	$ 74,305